Financial Instruments - Summary of Interest-Bearing Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ (19,546,831)	₺ (18,964,748)
USD [member] | Floating rate loans [member] | Variable rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	4.40%	4.30%
Carrying amount	₺ (4,478,622)	₺ (4,589,157)
EUR [member] | Floating rate loans [member] | Variable rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	2.20%	2.10%
Carrying amount	₺ (5,638,725)	₺ (6,975,890)